SHARE CAPITAL (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2015 USD ($) vessels $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Authorized Share Capital [Abstract]
Ordinary shares par value (in dollars per share) | $ / shares	$ 1.00	$ 1.00		$ 1.00
ATM Offering Maximum Aggregate Sales Proceeds | $	$ 150,000,000	$ 150,000,000		$ 100,000,000
Shares issued (in shares)		31,032,865	11,694,574
number of leased vessels amended | vessels	17
Ordinary shares issued | $	$ 198,376,000	$ 198,376,000		$ 112,343,000
Ordinary shares issued (in shares)	198,375,854	198,375,854	98,206,287	112,342,989	86,511,713
Value [Member]
Ordinary shares issued | $	$ 198,375,854	$ 198,375,854		$ 112,342,989
At-The-Market Offering [Member]
Shares issued (in shares)	31,032,865
Ship Finance International Limited [Member]
Shares issued (in shares)	55,000,000.0
Ship Finance International Limited [Member] | At-The-Market Offering [Member]
Shares issued (in shares)	55,000,000.0